UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21331

Wells Fargo Advantage Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31, 2011

Date of reporting period: July 31, 2012

ITEM 1.	PORTFOLIO OF INVESTMENTS

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities : 5.03%
FHLMC	8.50%	4/1/15	$7,545	$7,592
FHLMC	8.50	7/1/28	114,413	141,105
FHLMC	8.50	3/1/30	65,807	69,371
FHLMC Series 0196 Class A ±	1.05	12/15/21	76,480	77,484
FHLMC Series 1383 ±	5.80	2/1/37	1,433,696	1,538,577
FHLMC Series 2390 Class FD ±	0.70	12/15/31	70,693	71,144
FHLMC Series 2411 Class F ±	0.80	2/15/32	101,337	102,294
FHLMC Series 2567 Class FH ±	0.65	2/15/33	171,378	171,749
FNMA ±	2.12	12/1/35	1,413,206	1,478,991
FNMA ±	2.28	8/1/36	1,923,014	2,011,974
FNMA ±	2.51	1/1/38	2,626,068	2,711,990
FNMA ±	2.58	6/1/38	3,023,040	3,228,121
FNMA ±	2.62	4/1/36	1,531,425	1,602,514
FNMA ±	2.64	7/1/36	1,033,264	1,099,980
FNMA ±	2.64	5/1/36	823,014	857,582
FNMA ±	4.77	9/1/32	2,079,775	2,233,044
FNMA ±	4.85	4/1/34	2,496,572	2,635,082
FNMA	6.00	4/1/33	184,794	207,980
FNMA ±	6.39	9/1/37	1,536,440	1,688,560
FNMA	6.50	11/1/32	65,123	75,096
FNMA	7.50	7/1/17	90,905	99,263
FNMA	7.50	10/1/28	11,406	11,433
FNMA	7.50	11/1/28	161,686	175,723
FNMA	7.50	2/1/30	42,186	42,949
FNMA	7.50	9/1/30	98,385	106,278
FNMA	8.00	12/1/24	5,363	5,420
FNMA	8.00	6/1/30	33,520	34,242
FNMA	12.00	1/1/16	11,800	13,080
FNMA Series 1996-46 Class FA ±	0.75	8/25/21	46,387	46,615
FNMA Series 2001-25 Class Z	6.00	6/25/31	449,027	503,929
FNMA Series 2001-35 Class F ±	0.85	7/25/31	20,456	20,668
FNMA Series 2001-57 Class F ±	0.75	6/25/31	20,595	20,762
FNMA Series 2001-T10 Class A2	7.50	12/25/41	214,930	254,640
FNMA Series 2002-77 Class FH ±	0.65	12/18/32	147,069	147,750
FNMA Series 2002-97 Class FR ±	0.80	1/25/33	44,171	44,357
FNMA Series 2003-W8 Class 3F2 ±	0.60	5/25/42	977,864	979,285
FNMA Series G91-16 Class F ±	0.70	6/25/21	50,445	50,654
FNMA Series G92-17 Class F ±	1.30	3/25/22	111,402	113,368
FREMF Mortgage Trust Series 2011 Class K16-B ±144A	4.59	11/25/46	1,000,000	1,019,779
FREMF Mortgage Trust Series 2011 Class K701-B ±144A	4.29	7/25/48	165,000	169,819
FREMF Mortgage Trust Series 2011 Class K702-B ±144A	4.77	4/25/44	740,000	779,722
FREMF Mortgage Trust Series 2012 Class B-K705 ±144A	4.16	9/25/44	1,000,000	1,015,719
FREMF Mortgage Trust Series 2012 Class K17-B ±144A	4.35	12/25/44	500,000	497,676
FREMF Mortgage Trust Series 2012 Class K18-B ±144A	4.26	1/25/45	810,000	800,140
FREMF Mortgage Trust Series 2012 Class K19-B ±144A#	4.18	5/25/45	1,000,000	983,700
FREMF Mortgage Trust Series 2012 Class K501-C ±144A	3.49	11/25/46	800,000	757,546
FREMF Mortgage Trust Series 2012 Class K706-B ±144A	4.02	11/25/44	500,000	502,320
FREMF Mortgage Trust Series 2012 Class K706-C ±144A	4.02	11/25/44	555,000	509,058
FREMF Mortgage Trust Series 2012 Class K707-B ±144A	3.88	1/25/47	930,000	923,151
FREMF Mortgage Trust Series 2012 Class K709-B ±144A	3.74	4/25/45	1,000,000	984,600
FREMF Mortgage Trust Series 2012 Class K710-B ±144A	3.95	6/25/47	1,000,000	984,110
GNMA	6.50	6/15/28	69,622	81,861
GNMA	7.25	7/15/17	32,871	36,407
GNMA	7.25	8/15/17	13,781	15,254
GNMA	7.25	8/15/17	26,693	29,375
GNMA	7.25	8/15/17	51,332	56,653
GNMA	7.25	9/15/17	38,657	42,818
GNMA	7.25	10/15/17	42,259	46,486
GNMA	7.25	10/15/17	73,008	80,534
GNMA	7.25	11/15/17	33,750	37,007
GNMA	7.25	1/15/18	28,399	31,909
GNMA	7.25	1/15/18	12,097	13,367
GNMA	7.25	2/15/18	29,001	32,130

PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	7.25%	5/15/18	$15,063	$16,468

Total Agency Securities (Cost $33,869,953)				35,128,255

Asset-Backed Securities : 0.11%
CVS Pass-Through Trust Series T (Cost $717,227)	6.04	12/10/28	640,690	734,391

Total Asset-Backed Securities (Cost $717,227)				734,391

			Shares

Common Stocks : 0.06%

Consumer Discretionary : 0.00%

Hotels, Restaurants & Leisure : 0.00%
Trump Entertainment Resorts Incorporated †(i)			1,161	4,644

Telecommunication Services : 0.06%

Diversified Telecommunication Services : 0.06%
Fairpoint Communications Incorporated †			70,442	430,401

Total Common Stocks (Cost $1,617,838)				435,045

			Principal

Corporate Bonds and Notes : 58.38%

Consumer Discretionary : 13.10%

Auto Components : 0.93%

Allison Transmission Incorporated 144A	7.13	5/15/19	3,050,000	3,206,313
Cooper Tire & Rubber Company	7.63	3/15/27	1,895,000	1,868,944
Cooper Tire & Rubber Company	8.00	12/15/19	450,000	482,063
Goodyear Tire & Rubber Company	7.00	5/15/22	400,000	408,500
Goodyear Tire & Rubber Company	8.75	8/15/20	468,000	513,630

				6,479,450

Diversified Consumer Services : 1.34%

Carriage Services Incorporated	7.88	1/15/15	1,795,000	1,812,950
Service Corporation International	6.75	4/1/16	475,000	524,875
Service Corporation International	7.00	6/15/17	1,410,000	1,603,875
Service Corporation International	7.00	5/15/19	650,000	706,875
Service Corporation International	7.50	4/1/27	3,965,000	4,143,425
Service Corporation International	8.00	11/15/21	475,000	559,313

				9,351,313

Hotels, Restaurants & Leisure : 3.59%

Ameristar Casinos Incorporated	7.50	4/15/21	2,150,000	2,316,625
Burger King Corporation	9.88	10/15/18	850,000	974,313
CCM Merger Incorporated 144A	9.13	5/1/19	4,000,000	4,060,000
Chukchansi Economic Development Authority 144A	9.75	5/30/20	1,306,000	966,440
CityCenter Holdings LLC	7.63	1/15/16	175,000	184,406
CityCenter Holdings LLC 144A	7.63	1/15/16	425,000	446,781
CityCenter Holdings LLC ¥	10.75	1/15/17	1,811,822	1,909,207
DineEquity Incorporated	9.50	10/30/18	3,475,000	3,839,875
Greektown Superholdings	13.00	7/1/15	4,125,000	4,485,938
NAI Entertainment Holdings LLC 144A	8.25	12/15/17	1,620,000	1,802,250
Penn National Gaming Incorporated	8.75	8/15/19	250,000	276,563
Ruby Tuesday Incorporated 144A	7.63	5/15/20	2,200,000	1,977,250
Scientific Games Corporation	9.25	6/15/19	485,000	534,713
Speedway Motorsports Incorporated	6.75	2/1/19	225,000	236,813

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Hotels, Restaurants & Leisure (continued)

Speedway Motorsports Incorporated	8.75%	6/1/16	$950,000	$1,030,750

				25,041,924

Household Durables : 0.07%
American Greetings Corporation	7.38	12/1/21	475,000	503,500

Internet & Catalog Retail : 0.11%
Expedia Incorporated	5.95	8/15/20	750,000	803,512

Media : 6.01%

Cablevision Systems Corporation	8.63	9/15/17	1,310,000	1,496,675
CBS Corporation	8.88	5/15/19	750,000	1,015,489
CCH II Capital LLC	13.50	11/30/16	7,535,929	8,346,041
CCO Holdings LLC	6.50	4/30/21	900,000	974,250
CCO Holdings LLC	7.00	1/15/19	500,000	548,750
Cinemark USA Incorporated	7.38	6/15/21	775,000	860,250
Cinemark USA Incorporated	8.63	6/15/19	350,000	390,250
CSC Holdings LLC	7.63	7/15/18	325,000	368,063
CSC Holdings LLC	7.88	2/15/18	1,100,000	1,256,750
CSC Holdings LLC	8.50	4/15/14	400,000	441,000
DIRECTV Holdings LLC	3.80	3/15/22	750,000	793,604
DISH DBS Corporation	7.88	9/1/19	480,000	558,000
EchoStar DBS Corporation	7.13	2/1/16	125,000	137,969
EchoStar DBS Corporation	7.75	5/31/15	350,000	391,563
Gray Television Incorporated	10.50	6/29/15	5,175,000	5,485,500
Interpublic Group of Companies	4.00	3/15/22	750,000	776,894
Lamar Media Corporation	5.88	2/1/22	650,000	685,750
Lamar Media Corporation	7.88	4/15/18	2,150,000	2,386,500
Lamar Media Corporation Series C	9.75	4/1/14	500,000	560,625
LIN Television Corporation	8.38	4/15/18	1,625,000	1,685,938
Local TV Finance LLC 144A¥	9.25	6/15/15	4,775,000	4,870,500
National CineMedia LLC 144A	6.00	4/15/22	850,000	879,750
National CineMedia LLC	7.88	7/15/21	650,000	700,375
Regal Cinemas Corporation	8.63	7/15/19	2,650,000	2,961,375
Salem Communications Corporation	9.63	12/15/16	2,329,000	2,579,368
Time Warner Cable Incorporated	4.00	1/15/22	750,000	825,837

				41,977,066

Specialty Retail : 1.05%

Advance Auto Parts Incorporated	4.50	1/15/22	600,000	644,123
Gap Incorporated	5.95	4/12/21	600,000	634,274
Limited Brands Incorporated	6.63	4/1/21	800,000	889,001
Macys Retail Holdings Incorporated	3.88	1/15/22	600,000	647,152
RadioShack Corporation	6.75	5/15/19	1,950,000	1,248,000
Rent-A-Center Incorporated	6.63	11/15/20	375,000	404,531
Toys “R” Us Property Company I LLC	10.75	7/15/17	725,000	801,125
Toys “R” Us Property Company LLC	8.50	12/1/17	1,905,000	2,057,400

				7,325,606

Consumer Staples : 0.79%

Food & Staples Retailing : 0.10%
SABMiller Holdings Incorporated 144A	3.75	1/15/22	600,000	658,743

Food Products : 0.58%

Dole Food Company Incorporated	13.88	3/15/14	1,452,000	1,640,760
Kraft Foods Incorporated 144A	3.50	6/6/22	750,000	795,797
Smithfield Foods Incorporated	10.00	7/15/14	1,370,000	1,613,175

				4,049,732

PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND

Security name	Interest rate	Maturity date	Principal	Value

Tobacco : 0.11%
Lorillard Tobacco Company	6.88%	5/1/20	$650,000	$793,893

Energy : 9.22%

Energy Equipment & Services : 3.44%

Bristow Group Incorporated	7.50	9/15/17	1,585,000	1,644,438
Dresser Rand Group Incorporated	6.50	5/1/21	925,000	971,250
Gulfmark Offshore Incorporated 144A	6.38	3/15/22	2,025,000	2,070,563
Hornbeck Offshore Services Incorporated Series B	8.00	9/1/17	2,230,000	2,386,100
NGPL PipeCo LLC 144A	7.12	12/15/17	375,000	385,313
NGPL PipeCo LLC 144A	7.77	12/15/37	2,700,000	2,646,000
NGPL PipeCo LLC 144A	9.63	6/1/19	2,550,000	2,773,125
Oil States International Incorporated	6.50	6/1/19	1,230,000	1,294,575
PHI Incorporated	8.63	10/15/18	2,500,000	2,581,250
Rockies Express Pipeline 144A	3.90	4/15/15	2,000,000	1,950,000
Rockies Express Pipeline 144A	5.63	4/15/20	400,000	380,000
Rockies Express Pipeline 144A	6.88	4/15/40	4,963,000	4,479,108
Rockies Express Pipeline 144A	7.50	7/15/38	500,000	473,750

				24,035,472

Oil, Gas & Consumable Fuels : 5.78%

Coffeyville Resources LLC 144A	9.00	4/1/15	932,000	990,250
Coffeyville Resources LLC 144A	10.88	4/1/17	1,350,000	1,501,875
Crestwood Midstream Part Company	7.75	4/1/19	675,000	685,125
Denbury Resources Incorporated	6.38	8/15/21	350,000	375,375
Denbury Resources Incorporated	8.25	2/15/20	425,000	478,125
El Paso Corporation	6.50	4/1/20	750,000	882,040
El Paso Corporation	6.50	9/15/20	445,000	499,272
El Paso Corporation	7.00	6/15/17	850,000	974,196
El Paso Corporation	7.25	6/1/18	1,585,000	1,828,849
El Paso Corporation	7.42	2/15/37	800,000	858,368
El Paso Corporation	7.80	8/1/31	1,850,000	2,153,962
Encore Acquisition Company	9.50	5/1/16	375,000	410,625
Energy Transfer Equity LP	7.50	10/15/20	3,100,000	3,541,750
Energy Transfer Partners LP	5.20	2/1/22	750,000	829,637
Ferrellgas Finance Corporation	9.13	10/1/17	2,450,000	2,621,500
Holly Corporation	9.88	6/15/17	1,895,000	2,098,713
Inergy LP	6.88	8/1/21	421,000	432,578
Inergy LP	7.00	10/1/18	500,000	516,250
Kinder Morgan Energy Partners LP	3.95	9/1/22	750,000	792,192
Nabors Industries Incorporated	4.63	9/15/21	750,000	804,684
Petrohawk Energy Corporation	7.88	6/1/15	790,000	821,600
Petrohawk Energy Corporation	10.50	8/1/14	495,000	545,817
Phillips 66 144A	4.30	4/1/22	625,000	684,657
Pioneer Natural Resources Company	3.95	7/15/22	750,000	779,048
Pioneer Natural Resources Company	7.50	1/15/20	1,220,000	1,517,093
Plains Exploration & Production Company	8.63	10/15/19	2,885,000	3,245,625
Regency Energy Partners	6.88	12/1/18	250,000	267,500
Sabine Pass LNG LP	7.25	11/30/13	2,265,000	2,355,600
Sabine Pass LNG LP	7.50	11/30/16	3,250,000	3,424,688
Susser Holdings LLC	8.50	5/15/16	975,000	1,062,750
Tesoro Corporation	9.75	6/1/19	945,000	1,072,575
Weatherford International Incorporated	6.35	6/15/17	650,000	751,361
Western Gas Partners LP	5.38	6/1/21	503,000	565,528

				40,369,208

Financials : 14.38%

Capital Markets : 1.15%

Ace Securities Corporation ±	0.65	8/25/45	439,182	421,737
Ace Securities Corporation ±	2.87	6/25/33	751,230	675,163
E*TRADE Financial Corporation	12.50	11/30/17	4,291,000	4,913,195

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Capital Markets (continued)

Goldman Sachs Group Incorporated	5.75%	1/24/22	$750,000	$820,089
Oppenheimer Holdings Incorporated	8.75	4/15/18	1,225,000	1,194,375

				8,024,559

Commercial Banks : 1.20%

CIT Group Incorporated 144A	4.75	2/15/15	1,475,000	1,534,158
CIT Group Incorporated	5.00	5/15/17	250,000	261,250
CIT Group Incorporated 144A	5.25	4/1/14	750,000	781,875
CIT Group Incorporated	5.25	3/15/18	500,000	529,375
CIT Group Incorporated 144A	5.50	2/15/19	1,275,000	1,345,125
City National Bank	5.38	7/15/22	500,000	522,642
Emigrant Bancorp Incorporated 144A(i)	6.25	6/15/14	2,925,000	2,688,762
HSBC Bank USA	6.00	8/9/17	650,000	735,629

				8,398,816

Consumer Finance : 6.97%

Ally Financial Incorporated	5.50	2/15/17	750,000	781,513
Ally Financial Incorporated	8.30	2/12/15	2,055,000	2,283,619
American General Finance Corporation	5.40	12/1/15	1,625,000	1,397,500
American General Finance Corporation	5.75	9/15/16	1,100,000	907,500
American General Finance Corporation	6.50	9/15/17	200,000	162,500
Clearwire Communications Finance Corporation 144A	12.00	12/1/15	1,450,000	1,370,250
Clearwire Communications Finance Corporation 144A	12.00	12/1/15	940,000	883,600
Ford Motor Credit Company LLC	5.00	5/15/18	650,000	693,016
Ford Motor Credit Company LLC	8.00	12/15/16	250,000	295,557
General Motors Financial Company Incorporated	6.75	6/1/18	1,150,000	1,266,487
GMAC LLC	6.75	12/1/14	1,298,000	1,400,218
GMAC LLC	6.88	8/28/12	1,244,000	1,246,488
GMAC LLC	7.50	12/31/13	3,620,000	3,895,265
Homer City Funding LLC	8.73	10/1/26	1,235,276	1,188,953
International Lease Finance Corporation	6.38	3/25/13	460,000	471,500
International Lease Finance Corporation 144A	6.75	9/1/16	100,000	109,750
International Lease Finance Corporation 144A	7.13	9/1/18	75,000	84,844
International Lease Finance Corporation	8.63	9/15/15	900,000	1,014,750
JBS USA Finance Incorporated	11.63	5/1/14	3,745,000	4,245,894
Level 3 Financing Incorporated	10.00	2/1/18	2,010,000	2,195,925
Nielsen Finance LLC Company	7.75	10/15/18	5,100,000	5,737,500
Nielsen Finance LLC Company	11.50	5/1/16	601,000	676,125
Springleaf Finance Corporation	6.90	12/15/17	4,620,000	3,765,300
Sprint Capital Corporation	6.88	11/15/28	11,985,000	10,756,538
Sprint Capital Corporation	8.75	3/15/32	1,855,000	1,850,363

				48,680,955

Diversified Financial Services : 2.70%

Bank of America Corporation	3.70	9/1/15	650,000	672,372
Bank of America Corporation	5.70	1/24/22	250,000	285,871
Blackstone Holdings Finance Company LLC 144A	5.88	3/15/21	750,000	807,622
Citigroup Incorporated	4.50	1/14/22	250,000	263,249
Citigroup Incorporated	6.00	8/15/17	650,000	736,211
Discover Financial Services 144A	5.20	4/27/22	750,000	800,958
Dolphin Subsidiary II Incorporated 144A	7.25	10/15/21	2,400,000	2,730,000
General Electric Capital Corporation	4.65	10/17/21	650,000	743,784
Hub International Holdings Incorporated 144A	10.25	6/15/15	3,625,000	3,643,125
ING US Incorporated 144A	5.50	7/15/22	750,000	766,167
Moody’s Corporation	5.50	9/1/20	1,302,000	1,437,903
Neuberger Berman Group LLC 144A	5.63	3/15/20	500,000	523,750
Neuberger Berman Group LLC 144A	5.88	3/15/22	650,000	687,375
Nuveen Investments Incorporated	5.50	9/15/15	2,950,000	2,655,000
Nuveen Investments Incorporated	10.50	11/15/15	1,550,000	1,573,250

PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services (continued)

USI Holdings Corporation 144A	9.75%	5/15/15	$525,000	$530,250

				18,856,887

Insurance : 0.49%

American International Group Incorporated	4.88	6/1/22	750,000	799,330
Berkley Corporation	4.63	3/15/22	650,000	675,506
Hartford Financial Services Group	5.13	4/15/22	650,000	692,329
Liberty Mutual Group Incorporated 144A	4.95	5/1/22	750,000	768,839
Prudential Covered Trust Company 144A	3.00	9/30/15	480,000	489,832

				3,425,836

Real Estate Management & Development : 0.27%
Ashtead Capital Incorporated 144A	6.50	7/15/22	1,825,000	1,898,000

REITs : 1.60%

Alexandria Real Estate Company	4.60	4/1/22	650,000	674,832
Dupont Fabros Technology Incorporated	8.50	12/15/17	5,560,000	6,129,900
Health Care Incorporated	5.25	1/15/22	650,000	731,041
Host Hotels & Resorts LP	9.00	5/15/17	235,000	259,088
Omega Healthcare Investors Incorporated	6.75	10/15/22	1,775,000	1,961,375
Ventas Incorporated	4.25	3/1/22	650,000	699,992
WEA Finance LLC 144A	4.63	5/10/21	650,000	703,451

				11,159,679

Health Care : 3.25%

Biotechnology : 0.11%
Amgen Incorporated	3.63	5/15/22	750,000	800,416

Health Care Equipment & Supplies : 0.47%

Biomet Incorporated ¥	10.38	10/15/17	540,000	577,800
Boston Scientific Corporation	6.00	1/15/20	750,000	904,985
CareFusion Corporation	6.38	8/1/19	750,000	903,650
Hologic Incorporated 144A#	6.25	8/1/20	850,000	898,875

				3,285,310

Health Care Providers & Services : 2.12%

Apria Healthcare Group Incorporated	11.25	11/1/14	590,000	616,550
Aristotle Holding Incorporated 144A	3.90	2/15/22	665,000	715,670
Aviv Healthcare Properties LP	7.75	2/15/19	1,025,000	1,059,594
Centene Corporation	5.75	6/1/17	1,000,000	1,048,750
Community Health Systems Incorporated	7.13	7/15/20	775,000	811,813
Community Health Systems Incorporated	8.88	7/15/15	422,000	430,440
Coventry Health Care Incorporated	5.45	6/15/21	750,000	856,571
Emergency Medical Services Corporation	8.13	6/1/19	425,000	452,094
HCA Incorporated	5.88	3/15/22	425,000	457,406
HCA Incorporated	6.50	2/15/20	1,875,000	2,095,313
HCA Incorporated	7.50	11/15/95	800,000	652,000
HCA Incorporated	8.50	4/15/19	375,000	422,578
Health Management Associates Incorporated	6.13	4/15/16	175,000	187,906
HealthSouth Corporation	7.25	10/1/18	400,000	433,500
HealthSouth Corporation	7.75	9/15/22	400,000	435,000
Humana Incorporated	7.20	6/15/18	750,000	907,439
MPT Operating Partnership LP	6.38	2/15/22	475,000	491,625
MPT Operating Partnership LP	6.88	5/1/21	775,000	823,438
PSS World Medical Incorporated	6.38	3/1/22	250,000	261,250
Sabra Health Care LP	8.13	11/1/18	1,450,000	1,558,750

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services (continued)

Tenet Healthcare Corporation	10.00%	5/1/18	$75,000	$87,000

				14,804,687

Life Sciences Tools & Services : 0.13%
Life Technologies Corporation	6.00	3/1/20	750,000	897,255

Pharmaceuticals : 0.42%

Mylan Incorporated 144A	6.00	11/15/18	725,000	781,188
Mylan Incorporated 144A	7.63	7/15/17	1,125,000	1,255,078
Mylan Incorporated 144A	7.88	7/15/20	775,000	881,563

				2,917,829

Industrials : 3.30%

Aerospace & Defense : 0.65%

Alliant Techsystems Incorporated	6.75	4/1/16	1,980,000	2,029,500
GeoEye Incorporated	9.63	10/1/15	485,000	537,138
L-3 Communications Corporation Incorporated	4.95	2/15/21	750,000	828,104
L-3 Communications Corporation Incorporated	6.38	10/15/15	673,000	687,301
TransDigm Group Incorporated	7.75	12/15/18	375,000	418,125

				4,500,168

Airlines : 0.05%
Delta Air Lines Incorporated	4.75	5/7/20	340,000	345,100

Commercial Services & Supplies : 1.56%

ADT Corporation 144A	3.50	7/15/22	750,000	775,108
Casella Waste Systems Incorporated	11.00	7/15/14	1,945,000	2,061,700
Corrections Corporation of America	7.75	6/1/17	1,270,000	1,375,569
Covanta Energy Corporation	6.38	10/1/22	225,000	241,649
Crown Cork & Seal Company Incorporated (i)	7.50	12/15/96	600,000	518,250
Geo Group Incorporated	7.75	10/15/17	1,450,000	1,562,375
Interface Incorporated	7.63	12/1/18	125,000	133,750
Iron Mountain Incorporated	8.38	8/15/21	1,385,000	1,533,888
KAR Holdings Incorporated ±	4.47	5/1/14	1,150,000	1,145,688
Penske Truck Leasing Company 144A	3.75	5/11/17	750,000	760,751
Republic Services Incorporated	3.55	6/1/22	750,000	789,693

				10,898,421

Machinery : 0.71%

Cleaver-Brooks Incorporated 144A	12.25	5/1/16	630,000	672,525
Columbus McKinnon Corporation	7.88	2/1/19	725,000	768,500
CPM Holdings Incorporated	10.63	9/1/14	1,315,000	1,393,900
Titan International Incorporated	7.88	10/1/17	375,000	388,125
UR Financing Escrow Corporation 144A	5.75	7/15/18	1,685,000	1,760,825

				4,983,875

Professional Services : 0.29%

Interactive Data Corporation	10.25	8/1/18	1,250,000	1,415,625
Verisk Analytics Incorporated	5.80	5/1/21	530,000	600,779

				2,016,404

Transportation Infrastructure : 0.04%
Overseas Shipholding Group	7.50	2/15/24	525,000	262,500

PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND

Security name	Interest rate	Maturity date	Principal	Value

Information Technology : 3.95%

Communications Equipment : 0.30%

Allbritton Communications Company	8.00%	5/15/18	$1,275,000	$1,354,688
Lucent Technologies Incorporated	6.45	3/15/29	1,285,000	732,450

				2,087,138

Computers & Peripherals : 0.11%
Hewlett Packard Company	4.05	9/15/22	750,000	755,180

Electronic Equipment, Instruments & Components : 1.17%

CDW Financial Corporation	12.54	10/12/17	1,725,000	1,850,063
Jabil Circuit Incorporated	8.25	3/15/18	5,275,000	6,330,000

				8,180,063

Internet Software & Services : 0.19%

Equinix Incorporated	7.00	7/15/21	75,000	83,438
Equinix Incorporated	8.13	3/1/18	1,085,000	1,201,638

				1,285,076

IT Services : 2.06%

Audatex North American Incorporated 144A	6.75	6/15/18	750,000	800,625
Fidelity National Information Services Incorporated 144A	5.00	3/15/22	275,000	290,125
Fidelity National Information Services Incorporated	7.63	7/15/17	225,000	248,625
Fidelity National Information Services Incorporated 144A	7.63	7/15/17	175,000	192,500
Fidelity National Information Services Incorporated	7.88	7/15/20	1,000,000	1,127,500
First Data Corporation 144A	7.38	6/15/19	625,000	652,344
First Data Corporation	11.25	3/31/16	4,550,000	4,333,875
SunGard Data Systems Incorporated	7.38	11/15/18	1,545,000	1,641,563
SunGard Data Systems Incorporated	7.63	11/15/20	250,000	268,438
SunGard Data Systems Incorporated	10.25	8/15/15	3,455,000	3,537,056
TW Telecommunications Holdings Incorporated	8.00	3/1/18	675,000	754,313
Unisys Corporation	12.50	1/15/16	80,000	85,200
Unisys Corporation 144A	12.75	10/15/14	434,000	468,720

				14,400,884

Software : 0.12%
CA Incorporated	5.38	12/1/19	750,000	857,068

Materials : 0.99%

Chemicals : 0.38%

Dow Chemical Company	4.13	11/15/21	750,000	827,189
Huntsman International LLC	5.50	6/30/16	1,260,000	1,263,150
Solutia Incorporated	7.88	3/15/20	474,000	560,505
Solutia Incorporated	8.75	11/1/17	33,000	37,373

				2,688,217

Containers & Packaging : 0.10%

Crown Americas LLC	7.63	5/15/17	450,000	488,250
Owens Brockway Glass Container Incorporated	7.38	5/15/16	175,000	197,313

				685,563

Metals & Mining : 0.20%

Alcoa Incorporated	5.40	4/15/21	750,000	769,512
Freeport-McMoRan Copper & Gold Incorporated	3.55	3/1/22	600,000	606,378

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Metals & Mining (continued)

Indalex Holdings Corporation (a)(s)(i)	11.50%	2/1/14	$3,170,000	$0

				1,375,890

Paper & Forest Products : 0.31%

Clearwater Paper Corporation	10.63	6/15/16	545,000	607,675
Georgia-Pacific Corporation	8.88	5/15/31	1,080,000	1,585,187

				2,192,862

Telecommunication Services : 5.40%

Diversified Telecommunication Services : 3.31%

Avaya Incorporated	9.75	11/1/15	575,000	448,500
CenturyLink Incorporated	5.80	3/15/22	600,000	637,384
Citizens Communications Company	7.88	1/15/27	1,805,000	1,619,988
Frontier Communications Corporation	8.13	10/1/18	845,000	921,050
Frontier Communications Corporation	8.25	5/1/14	4,000	4,380
Frontier Communications Corporation	8.25	4/15/17	1,040,000	1,138,800
Frontier Communications Corporation	8.50	4/15/20	525,000	568,313
GCI Incorporated	6.75	6/1/21	425,000	412,250
GCI Incorporated	8.63	11/15/19	5,550,000	5,896,875
Intelsat Jackson Holdings Limited	8.50	11/1/19	850,000	945,625
Qwest Corporation	7.13	11/15/43	795,000	796,988
Qwest Corporation	7.25	9/15/25	1,040,000	1,195,115
Qwest Corporation	7.63	8/3/21	230,000	246,195
SBA Telecommunications Incorporated 144A	5.75	7/15/20	150,000	157,875
SBA Telecommunications Incorporated	8.00	8/15/16	455,000	484,120
SBA Telecommunications Incorporated	8.25	8/15/19	65,000	72,313
Syniverse Holdings Incorporated	9.13	1/15/19	4,575,000	4,998,188
Windstream Corporation	7.88	11/1/17	2,330,000	2,560,088

				23,104,047

Wireless Telecommunication Services : 2.09%

American Tower Corporation	5.90	11/1/21	650,000	737,833
CC Holdings LLC 144A	7.75	5/1/17	325,000	352,219
CC Holdings LLC	8.13	4/30/20	450,000	508,500
Cricket Communications Incorporated	7.75	5/15/16	1,705,000	1,807,300
Cricket Communications Incorporated	7.75	10/15/20	1,550,000	1,480,250
Crown Castle International Corporation	7.13	11/1/19	75,000	82,313
Crown Castle International Corporation	9.00	1/15/15	325,000	354,453
Crown Castle Towers LLC 144A	6.11	1/15/40	750,000	883,962
iPCS Incorporated ¥	3.72	5/1/14	1,357,019	1,333,271
MetroPCS Communications Incorporated	6.63	11/15/20	2,225,000	2,247,250
MetroPCS Communications Incorporated	7.88	9/1/18	775,000	821,500
Motorola Solutions Incorporated	3.75	5/15/22	750,000	768,770
Sprint Nextel Corporation 144A	9.00	11/15/18	325,000	379,438
Sprint Nextel Corporation 144A	11.50	11/15/21	625,000	750,000
Sprint Nextel Corporation Series F	5.95	3/15/14	2,085,000	2,090,213

				14,597,272

Utilities : 4.00%

Electric Utilities : 1.41%

Great Plains Energy Incorporated	4.85	6/1/21	750,000	818,784
IPALCO Enterprises Incorporated	5.00	5/1/18	900,000	927,000
IPALCO Enterprises Incorporated 144A	7.25	4/1/16	1,925,000	2,146,375
Mirant Mid-Atlantic LLC Series C	10.06	12/30/28	3,614,632	3,921,876
Otter Tail Corporation	9.00	12/15/16	1,835,000	1,990,975
PNM Resources Incorporated	9.25	5/15/15	9,000	10,283

				9,815,293

PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND

Security name	Interest rate	Maturity date	Principal	Value

Gas Utilities : 0.33%

AmeriGas Finance LLC	6.75%	5/20/20	$1,775,000	$1,877,063
AmeriGas Finance LLC	7.00	5/20/22	425,000	451,563

				2,328,626

Independent Power Producers & Energy Traders : 2.01%

Calpine Construction Finance Corporation 144A	7.25	10/15/17	4,925,000	5,331,313
Calpine Construction Finance Corporation 144A	8.00	6/1/16	1,350,000	1,463,063
NRG Energy Incorporated	7.38	1/15/17	3,475,000	3,605,313
NRG Energy Incorporated	8.50	6/15/19	1,615,000	1,728,050
Reliant Energy Incorporated	7.63	6/15/14	450,000	479,250
Reliant Energy Incorporated	9.24	7/2/17	946,943	989,556
Reliant Energy Incorporated	9.68	7/2/26	410,000	430,500

				14,027,045

Multi-Utilities : 0.21%

Ameren Illinois Company	9.75	11/15/18	500,000	680,221
CMS Energy Corporation	5.05	3/15/22	750,000	800,383

				1,480,604

Oil, Gas & Consumable Fuels : 0.04%
Suburban Propane Partners LP	7.38	3/15/20	275,000	288,750

Total Corporate Bonds and Notes (Cost $387,464,096)				407,695,694

Foreign Corporate Bonds and Notes @: 5.24%

Consumer Discretionary : 0.65%

Automobiles : 0.14%

Aston Martin Capital Limited (GBP)	9.25	15/7/18	400,000	509,551
Jaguar Land Rover plc (GBP)	8.25	15/3/20	300,000	483,290

				992,841

Hotels, Restaurants & Leisure : 0.34%

Casino Guichard Perrachon SA (EUR)	4.73	26/5/21	900,000	1,231,070
ODEON & UCI Cinemas Group (GBP)	9.00	1/8/18	300,000	456,244
William Hill plc (GBP)	7.13	11/11/16	396,000	681,403

				2,368,717

Media : 0.17%

UPC Holding BV (EUR)	9.63	1/12/19	470,000	640,454
Ziggo Bond Company BV (EUR)	8.00	15/5/18	200,000	268,227
Ziggo Bond Company BV 144A(i) (EUR)	8.00	15/5/18	200,000	268,227

				1,176,908

Consumer Staples : 0.15%

Food & Staples Retailing : 0.15%

Foodcorp Limited (EUR)	8.75	1/3/18	820,000	1,019,017

Financials : 3.69%

Commercial Banks : 2.48%

Eurofima (AUD)	6.25	28/12/18	2,450,000	2,789,609
European Investment Bank (AUD)	6.13	23/1/17	6,930,000	7,798,467
International Bank for Reconstruction & Development (AUD)	5.75	1/10/20	950,000	1,121,873
KfW Bankengruppe (AUD)	6.25	4/12/19	1,225,000	1,455,812

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Commercial Banks (continued)

KfW Bankengruppe (NZD)	6.38%	17/2/15	4,819,000	$4,186,905

				17,352,666

Consumer Finance : 0.07%
Fiat Industrial SpA (EUR)	6.25	9/3/18	400,000	504,464

Diversified Financial Services : 0.44%

General Electric Capital Corporation (NZD)	7.63	10/12/14	2,000,000	1,736,569
Voto-Votorantim Limited (EUR)	5.25	28/4/17	1,000,000	1,319,860

				3,056,429

Thrifts & Mortgage Finance : 0.70%

Dexia Kommunalbank AG (EUR)	3.50	5/6/14	3,100,000	3,974,773
Nationwide Building Society (EUR)	3.75	20/1/15	700,000	901,512

				4,876,285

Industrials : 0.39%

Building Products : 0.07%
Heidelbergcement AG (EUR)	8.50	31/10/19	330,000	471,505

Commercial Services & Supplies : 0.04%
Iron Mountain Incorporated (EUR)	6.75	15/10/18	250,000	309,138

Trading Companies & Distributors : 0.08%

Rexel SA (EUR)	7.00	17/12/18	200,000	268,227
Rexel SA (EUR)	8.25	15/12/16	200,000	271,303

				539,530

Transportation Infrastructure : 0.20%
BAA Funding Limited (EUR)	4.60	15/2/20	1,000,000	1,360,647

Materials : 0.16%

Metals & Mining : 0.09%
New World Resources NV (EUR)	7.38	15/5/15	500,000	605,972

Paper & Forest Products : 0.07%
Smurfit Kappa Funding plc (EUR)	7.25	15/11/17	400,000	527,226

Telecommunication Services : 0.12%

Diversified Telecommunication Services : 0.12%

Telefonica Emisiones Company (EUR)	4.69	11/11/19	300,000	334,435
Virgin Media Finance plc (GBP)	8.88	15/10/19	300,000	523,270

				857,705

Utilities : 0.08%

Water Utilities : 0.08%
Zinc Capital SA (EUR)	8.88	15/5/18	500,000	575,212

Total Foreign Corporate Bonds and Notes (Cost $33,265,469)				36,594,262

Foreign Government Bonds @: 26.81%
Australia Series 124 (AUD)	5.75	15/5/21	2,750,000	3,516,147
Australia Series 22 (AUD)	6.00	21/7/22	4,000,000	4,730,018
Brazil (BRL)	12.50	5/1/16	26,000,000	15,574,370

PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Brazil (BRL)	12.50%	5/1/22	19,500,000	$13,679,119
Chile (CLP)	5.50	5/8/20	1,700,000,000	3,848,990
Colombia (COP)	7.75	14/4/21	10,000,000,000	7,020,256
Hungary (HUF)	6.75	24/11/17	4,720,000,000	19,982,309
Korea (KRW)	5.25	10/9/15	1,850,000,000	1,747,199
Korea (KRW)	5.25	10/3/27	2,830,000,000	3,088,957
Mexico (MXN)	7.25	15/12/16	207,000,000	17,017,848
Mexico (MXN)	8.50	18/11/38	69,900,000	6,634,863
New Zealand (NZD)	6.00	15/12/17	6,705,000	6,245,906
Peru (PEN)	7.84	12/8/20	20,000,000	9,202,589
Poland (PLN)	4.75	25/10/16	25,500,000	7,732,778
Poland (PLN)	5.25	25/10/20	59,000,000	18,257,090
Queensland Treasury (AUD)	6.00	1/3/22	3,600,000	4,392,154
Russia (RUB)	7.85	10/3/18	455,000,000	15,087,593
South Africa (ZAR)	2.60	31/3/28	66,189,971	8,642,116
South Africa (ZAR)	6.50	28/2/41	101,000,000	10,137,163
Turkey ¤ (TRY)	0.00	20/2/13	20,000,000	10,688,916

Total Foreign Government Bonds (Cost $184,571,230)				187,226,381

Non-Agency Mortgage Backed Securities : 6.34%
American General Mortgage Loan Series 2009 Series 1-A6 ±144A	5.75	9/25/48	$1,000,000	1,024,965
American General Mortgage Loan Series 2010 Class 1A-A3 ±144A	5.65	3/25/58	460,000	481,347
American Home Mortgage Assets Series 2006-2 Class 1A1 ±	1.11	9/25/46	4,059,239	2,090,480
Banc of America Commercial Mortgage Securities Incorporated Series 2006-03 Class AM ±	5.86	7/10/44	1,340,000	1,352,658
Banc of America Commercial Mortgage Securities Incorporated Series 2008-1 Class AM ±	6.25	2/10/51	550,000	599,894
Banc of America Funding Corporation Series 2005 Class 5-1A1	5.50	9/25/35	689,016	719,473
Banc of America Funding Corporation Series 2009 Class R6-3A1 ±144A	2.30	1/26/37	89,889	90,345
Banc of America Mortgage Securities Series 2003 Class A-3A1 ±	2.86	2/25/33	192,373	163,571
Bear Stearns Asset Backed Securities Series 2006 Class 1A2 ±	0.47	12/25/35	299,287	290,381
Bear Stearns Commercial Mortgage Series 2007-PW17 Class AM ±	5.90	6/11/50	318,000	342,539
Bear Stearns Commercial Mortgage Series 2007-PW18 Class AM ±	6.08	6/11/50	100,000	109,003
Carrington Mortgage Loan Trust Series 2005-FRE1 Class A5 ±	0.53	12/25/35	100,000	97,585
Centex Home Equity Series 2002-A Class AF6	5.54	1/25/32	618,857	625,042
Centex Home Equity Series 2002-D Class AF6 ±	4.66	12/25/32	210,082	213,020
Centex Home Equity Series 2004-B Class AF6	4.19	3/25/34	305,000	305,665
Chase Funding Mortgage Loan Series 2003 Class 5-1A4	4.40	2/25/30	166,525	167,287
Citigroup Commercial Mortgage Series 2006 Class C4 ±	5.73	3/15/49	680,000	740,609
Citigroup Commercial Mortgage Series 2006 Class C5	5.46	10/15/49	325,000	354,829
Citigroup Mortgage Loan Trust Incorporated Series 2003-HE3 Class A3 ±	0.63	12/25/33	126,574	112,124
Countrywide Asset Backed Certificates Series 2003-5 Class AF5	5.94	2/25/34	97,099	98,680
Countrywide Asset Backed Certificates Series 2007-7 Class 2A1 ±	0.33	10/25/47	97,298	97,014
Countrywide Home Loans Series 2003-48 Class 2A2 ±	1.45	10/25/33	297,270	292,812
Credit Based Asset Servicing Series 2005-CB2 Class M1 ±	0.69	4/25/36	370,469	330,888
Credit Suisse First Boston Mortgage Securities Series 2002-AR13 Class A4 ±	2.37	5/25/32	105,493	102,439
Credit Suisse First Boston Mortgage Securities Series 2002-AR5 Class 1A1 ±	2.29	9/25/32	696,698	602,599
Credit Suisse First Boston Mortgage Securities Series 2003-AR9 class 2A2 ±	2.59	3/25/33	61,332	57,997
Credit Suisse Mortgage Capital Series 2006 ±	5.81	6/15/38	1,000,000	1,085,446
Equity One Asset Backed Securities Series 2004-2 Class AF4 ±	4.62	7/25/34	423,501	423,716
First Franklin Mortgage Loan Assets Series 2005-FT9 Class A3 ±	0.53	10/25/35	219,913	216,780
First Horizon Mortgage Pass Through Series 2004-AR1 Class 1A1 ±	2.59	2/25/34	646,931	589,208
Fremont Home Loan Trust Series 2006-2 Class 2A2 ±	0.36	2/25/36	54,036	53,852
Greenwich Capital Commercial Funding Corporation Series 2006-GG7 Class AM ±	5.87	7/10/38	2,570,000	2,734,850
Greenwich Capital Commercial Funding Corporation Series 2007-GG11 Class A4	5.74	12/10/49	475,000	535,716
GS Mortgage Securities Trust Series 2006-GG6 Class AM ±	5.62	4/10/38	800,000	840,009
GS Mortgage Securities Trust Series 2007-GG10 Class A4 ±	5.79	8/10/45	1,000,000	1,126,479

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
GS Mortgage Securities Trust Series 2010-C1 Class X ±144A(c)	1.55%	8/10/43	$6,672,860	$552,766
GSMPS Mortgage Loan Trust Series 2006-1 Class A1 ±144A	0.55	3/25/35	182,354	149,106
GSMPS Mortgage Loan Trust Series 2006-SEA1 Class A ±144A	0.55	5/25/36	494,898	470,176
JPMorgan Chase Commercial Mortgage Trust Series 2006-LDP9 Class AM	5.37	5/15/47	500,000	498,962
JPMorgan Chase Commercial Mortgage Trust Series 2007-CB18 Class AM ±	5.47	6/12/47	875,000	917,588
JPMorgan Chase Commercial Mortgage Trust Series 2007-CB20 Class AM ±	5.88	2/12/51	785,000	849,128
JPMorgan Mortgage Trust Series 2004-A3 Class 2A1 ±	3.00	7/25/34	184,900	170,210
JPMorgan Mortgage Trust Series 2004-A3 Series 3A3 ±	4.87	7/25/34	200,000	194,816
JPMorgan Mortgage Trust Series 2005-A3 Class 11A2 ±	4.48	6/25/35	575,000	583,166
JPMorgan Mortgage Trust Series 2005-A5 Class 3A2 ±	2.77	8/25/35	563,812	560,794
JPMorgan Mortgage Trust Series 2009-7 Class 2A1 ±144A	6.00	2/27/37	113,179	114,649
JPMorgan Mortgage Trust Series 2009-7 Class 5A1 ±144A	6.00	2/27/37	673,445	683,833
LB UBS Commercial Mortgage Trust Series 2007-C1 Class AM	5.46	2/15/40	750,000	790,526
Lehman XS Trust Series 2006-18N Class A5A ±(i)	0.42	12/25/36	3,547,816	1,562,433
MASTR Adjustable Rate Mortgage Series 2003-6 Class 3A1 ±	2.76	12/25/33	950,114	906,118
MASTR Alternative Loans Trust Series 2005-1 Class 5A1	5.50	1/25/20	150,474	153,789
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2006-4 Class AM ±	5.20	12/12/49	340,000	340,036
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2007-7 Class A4 ±	5.74	6/12/50	470,000	511,931
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2007-9 Class A4	5.70	9/12/49	829,000	920,176
Merrill Lynch Mortgage Trust Series 2005-A8 Class A1B3 ±	5.25	8/25/36	120,000	124,169
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM ±	5.66	5/12/39	565,000	618,191
MLCC Mortgage Investors Incorporated Series 2003-G Class A2 ±	1.42	1/25/29	264,324	216,629
Morgan Stanley Capital I Trust Series 2005-HQ6 Class A4B	5.04	8/13/42	650,000	690,398
Morgan Stanley Capital I Trust Series 2006-HQ10 Class AM	5.36	11/12/41	500,000	539,449
Morgan Stanley Capital I Trust Series 2006-HQ8 Class AM ±	5.47	3/12/44	1,000,000	1,081,946
Morgan Stanley Capital I Trust Series 2006-HQ9 Class AM ±	5.77	7/12/44	25,000	28,064
Morgan Stanley Capital I Trust Series 2006-IQ12 Class AM	5.37	12/15/43	500,000	535,688
Morgan Stanley Capital I Trust Series 2007-HQ11 Class AM ±	5.48	2/12/44	500,000	533,146
Morgan Stanley Capital I Trust Series 2007-LQ16 Class AM ±	6.10	12/12/49	800,000	867,329
Morgan Stanley Capital I Trust Series 2010-GG10 Class A4B ±144A	5.79	8/15/45	615,000	647,106
Morgan Stanley Capital I Trust Series 2010-R5 Class 3A ±144A	0.49	3/26/37	292,102	285,494
Morgan Stanley Capital I Trust Series 2012-C5 Class XA ±144A(c)	2.10	8/15/45	6,000,000	680,280
Morgan Stanley Capital Incorporated Series 2004-NC1 Class M1 ±	1.30	12/27/33	919,889	805,722
New Century Home Equity Loan Series 2004-3 Class M1 ±	1.18	11/25/34	1,165,049	825,906
RAAC Series 2005-SP2 Class 1A3 ±	0.65	5/25/44	251,138	251,964
Renaissance Home Equity Loan Trust Series 2004-4 Class AF4	4.88	2/25/35	879,894	895,273
Residential Asset Mortgage Products Incorporated Series 2006-EFC1 Class A2 ±	0.45	2/25/36	392,545	378,107
Residential Asset Securities Series 2004-KS3 Class AI4 ±	3.77	1/25/32	410,822	408,183
Residential Funding Mortgage Securities I Series 2004-S9 Class 1A19	5.50	12/25/34	200,000	202,321
Saxon Asset Securities Trust Series 2002-1 Class AF5 ±	6.76	12/25/30	214,701	206,331
Saxon Asset Securities Trust Series 2003-1 Class AF7	4.03	6/25/33	884,388	884,648
Soundview Home Equity Loan Trust Series 2005-OPT2 Class A5 ±	0.62	8/25/35	255,256	253,425
Structured Asset Securities Corporation Series 2002-9 Class A2 ±	0.55	10/25/27	158,449	150,682
Structured Asset Securities Corporation Series 2005 Class 1A7 ±144A	0.49	2/25/35	35,416	35,313
Terwin Mortgage Trust Series 2003-6HE Class A3 ±	1.39	11/25/33	375,520	317,005
Wachovia Bank Commercial Mortgage Trust Series 2006-C23 Class AM ±	5.47	1/15/45	1,220,000	1,327,439
Washington Mutual Mortgage Trust Series 2004-RA4 Class 3A	7.50	7/25/34	440,898	462,411

Total Non-Agency Mortgage Backed Securities (Cost $43,911,088)				44,252,124

PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND

Security name	Dividend yield		Shares	Value

Preferred Stocks : 0.09%

Financials : 0.09%

Diversified Financial Services : 0.09%
GMAC Capital Trust I ±	8.13%		27,000	$658,260

Total Preferred Stocks (Cost $675,000)				658,260

	Interest rate	Maturity date	Principal

Term Loans : 18.76%
Advantage Sales & Marketing LLC	9.25	6/18/18	$475,000	472,625
Allison Transmission Incorporated	2.75	8/7/14	3,235,427	3,220,350
Ameristar Casinos Incorporated	4.00	4/13/18	1,009,997	1,011,380
Applied Systems Incorporated	5.50	3/8/19	598,500	594,759
Atlantic Broadband Finance LLC	5.25	4/3/19	1,850,000	1,851,850
B&G Foods Incorporated	4.50	11/18/18	771,125	774,017
Barrington Broadcasting Group	7.50	6/8/17	3,651,081	3,672,367
Capital Automotive LP	5.25	3/10/17	3,617,459	3,611,418
CCC Information Services Incorporated	5.50	11/11/15	192,872	192,089
CCM Merger Incorporated	6.00	3/1/17	3,764,890	3,720,954
Charter Communications Operating LLC	4.00	4/26/19	1,870,313	1,866,647
Coinmach Corporation	3.25	11/20/14	3,313,060	3,176,397
Covanta Energy Holdings	4.00	3/23/19	2,593,500	2,581,829
Crown Castle International Corporation	4.00	1/25/19	6,616,750	6,598,025
DineEquity Incorporated	4.27	10/19/17	1,815,454	1,818,177
Dunkin Brands Incorporated	4.00	11/23/17	3,182,019	3,158,154
Energy Transfer Equity LP	3.75	3/21/17	2,325,000	2,288,195
Entercom Radio LLC	6.25	11/30/18	262,167	262,363
Fairpoint Communications Incorporated	6.50	1/22/16	2,704,269	2,436,086
Federal Mogul Corporation	2.18	12/29/14	3,429,259	3,256,184
Federal Mogul Corporation	2.19	12/28/15	3,961,628	3,761,684
First Data Corporation	3.00	9/24/14	916,226	889,124
First Data Corporation	3.00	9/24/14	1,408,988	1,367,310
First Data Corporation	3.00	9/24/14	3,094,510	3,002,975
Focus Brands Incorporated	6.27	3/5/18	430,193	432,881
Focus Brands Incorporated	10.25	8/22/18	1,300,000	1,308,125
Genesys Telecommunication	6.75	1/25/19	1,970,063	1,987,301
Goodyear Tire & Rubber Company	4.75	4/12/19	6,200,000	6,129,134
Gray Television Incorporated	3.75	12/31/14	966,297	958,142
Helm Holdings Corporation	6.25	6/2/17	2,605,980	2,592,951
HHI Holdings LLC	7.00	3/21/17	938,130	938,130
Interactive Data Corporation	4.50	2/12/18	3,349,546	3,353,733
KAR Auction Services Incorporated	5.00	5/19/17	4,957,510	4,985,421
Level 3 Financing Incorporated	2.65	3/13/14	2,700,000	2,689,200
LIN Television Corporation	5.00	12/15/18	398,000	398,995
LPL Holdings	2.75	3/23/17	543,125	525,642
LPL Holdings	4.00	3/22/19	3,765,563	3,751,404
MedAssets Incorporated	5.25	11/16/16	616,659	618,355
Merisant Company (i)	7.50	1/8/14	774,969	767,220
Mission Broadcasting Incorporated	5.00	9/30/16	77,342	76,762
Newsday LLC	10.50	8/1/13	2,755,000	2,792,027
Nexstar Broadcasting Incorporated	5.00	9/30/16	215,914	214,295
Nielsen Finance LLC Class C	3.50	5/2/16	273,604	272,750
Nielsen Finance LLC Class D	2.50	2/7/17	222,188	214,829
Novelis Incorporated	4.00	3/10/17	992,500	984,808
nTelos Incorporated	4.00	8/7/15	996,448	988,975
Panolam Industries International Incorporated (i)	8.25	12/31/13	203,429	199,361
Penn National Gaming Incorporated	3.75	7/16/18	994,975	996,845
Phillips Van Heusen Corporation	3.50	5/6/16	124,370	124,104
Prestige Brands International	5.27	12/20/18	288,068	290,050
RailAmerica Incorporated	4.00	2/27/19	598,500	598,003
Rexnord Corporation	5.00	4/30/18	1,094,500	1,099,195
SBA Communications Corporation	3.75	6/29/18	1,989,950	1,984,975
Springleaf Finance Corporation	5.50	5/5/17	700,000	668,206

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Term Loans (continued)
Syniverse Technologies Incorporated	5.00%	4/10/19	$1,000,000	$996,250
Telesat Holdings Incorporated	4.25	3/26/19	2,650,000	2,641,547
Texas Competitive Electric Holding LLC	3.75	10/10/14	17,121,983	11,915,873
Texas Competitive Electric Holding LLC	4.75	10/10/17	375,000	238,084
Total Safety US Incorporated	7.50	10/27/17	895,500	896,243
Towerco Finance LLC	4.50	4/12/18	1,937,676	1,938,490
Transdigm Incorporated	4.00	2/14/17	2,704,642	2,707,536
Tronox Incorporated	4.25	2/2/18	1,885,714	1,849,188
Tronox Incorporated	4.25	2/2/18	514,286	504,324
United Surgical Partners International Incorporated	5.25	4/19/17	1,941,441	1,923,638
United Surgical Partners International Incorporated	6.00	3/19/19	1,321,688	1,324,992
Valeant Pharmaceuticals International	4.75	2/8/19	1,695,750	1,695,750
Warnaco Incorporated	3.75	6/15/18	596,985	596,239
Web Service Company LLC	7.00	8/28/14	455,807	451,249
Wendys Arbys Restaurants LLC	4.75	5/3/19	2,800,000	2,807,000

Total Term Loans (Cost $133,044,051)				131,013,181

Yankee Corporate Bonds and Notes : 8.90%

Consumer Discretionary : 1.07%

Media : 1.07%

Grupo Televisa SA	6.00	5/15/18	750,000	886,467
Intelsat Jackson Holdings SA	7.25	10/15/20	875,000	934,063
Intelsat Jackson Holdings SA 144A	7.25	10/15/20	900,000	956,250
Intelsat Luxembourg SA ¥	11.50	2/4/17	2,675,000	2,782,000
Myriad International Holdings BV 144A	6.38	7/28/17	750,000	834,375
Videotron Limited	5.00	7/15/22	200,000	209,000
Videotron Limited	9.13	4/15/18	775,000	846,688

				7,448,843

Consumer Staples : 0.47%

Beverages : 0.12%
Pernod Ricard SA 144A	4.45	1/15/22	760,000	825,560

Food Products : 0.24%
Brasil Foods SA Company 144A	5.88	6/6/22	1,600,000	1,696,000

Tobacco : 0.11%
BAT International Finance plc 144A	3.25	6/7/22	750,000	768,696

Energy : 1.84%

Energy Equipment & Services : 0.12%
Ensco plc	4.70	3/15/21	750,000	842,160

Oil, Gas & Consumable Fuels : 1.72%

Griffin Coal Mining Company Limited (s)	9.50	12/1/16	310,082	263,182
Griffin Coal Mining Company Limited 144A(s)	9.50	12/1/16	3,792,790	3,219,130
Lukoil International Finance Company	7.25	11/5/19	600,000	696,000
Petrobras International Finance Company	5.38	1/27/21	670,000	750,241
Petroleos Mexicanos 144A	4.88	1/24/22	750,000	845,625
Petroplus Finance Limited	5.75	1/20/20	650,000	735,027
Ship Finance International Limited	8.50	12/15/13	3,720,000	3,701,400
TNK BP Finance SA	6.63	3/20/17	1,150,000	1,273,625
Woodside Finance Limited 144A	8.75	3/1/19	405,000	525,799

				12,010,029

PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND

Security name	Interest rate	Maturity date	Principal	Value

Financials : 1.07%

Commercial Banks : 0.84%

Banco de Brasil 144A	5.88%	1/26/22	$750,000	$788,475
Banco de Credito del Peru (i)	4.75	3/16/16	1,200,000	1,266,000
Banco del Estado de Chile 144A	3.88	2/8/22	650,000	684,321
Export Import Bank of Korea	5.00	4/11/22	750,000	853,228
Macquarie Bank Limited 144A	5.00	2/22/17	750,000	777,410
Royal Bank of Scotland plc	4.38	3/16/16	750,000	783,239
Standard Chartered Bank 144A	6.40	9/26/17	650,000	733,200

				5,885,873

Diversified Financial Services : 0.23%

BM&F Bovespa SA	5.50	7/16/20	500,000	543,250
Corporación Andina de Fomento	4.38	6/15/22	958,000	1,037,711
Preferred Term Securities XII Limited (s)(i)	2.09	12/24/33	635,000	191

				1,581,152

Industrials : 0.29%

Airlines : 0.08%
Aguila 3 SA	7.88	1/31/18	500,000	530,000

Commercial Services & Supplies : 0.09%
Tyco Electronics Group SA	3.50	2/3/22	625,000	648,778

Road & Rail : 0.12%
Canadian Pacific Railway Company	4.50	1/15/22	750,000	829,862

Information Technology : 0.51%

Computers & Peripherals : 0.40%

Seagate Technology HDD Holdings	6.80	10/1/16	650,000	723,125
Seagate Technology HDD Holdings	6.88	5/1/20	300,000	323,625
Seagate Technology HDD Holdings	7.00	11/1/21	375,000	407,344
Seagate Technology HDD Holdings	7.75	12/15/18	1,225,000	1,356,688

				2,810,782

Internet Software & Services : 0.11%
Tencent Holdings Limited 144A	4.63	12/12/16	750,000	788,729

Materials : 1.34%

Metals & Mining : 0.92%

ArcelorMittal	4.50	2/25/17	725,000	717,888
Gold Fields Orogen Holdings Company	4.88	10/7/20	1,300,000	1,268,771
Novelis Incorporated	7.25	2/15/15	1,030,000	1,030,000
Novelis Incorporated	8.38	12/15/17	550,000	602,250
Novelis Incorporated	8.75	12/15/20	725,000	804,750
Teck Resources Limited	10.75	5/15/19	1,025,000	1,240,250
Vale Overseas Limited	4.38	1/11/22	750,000	784,770

				6,448,679

Paper & Forest Products : 0.42%
Sappi Limited 144A	7.50	6/15/32	3,560,000	2,901,400

Telecommunication Services : 2.05%

Diversified Telecommunication Services : 1.63%

Ericsson LM	4.13	5/15/22	750,000	765,044

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security name		Interest rate	Maturity date	Principal	Value

Diversified Telecommunication Services (continued)

Intelsat Jackson Holdings Limited		7.25%	4/1/19	$1,425,000	$1,522,969
Intelsat Jackson Holdings Limited		7.50	4/1/21	525,000	561,750
Intelsat Jackson Holdings Limited		11.25	6/15/16	2,949,000	3,103,823
Qtel International Finance Limited		5.00	10/19/25	500,000	551,250
Sable International Finance Limited		7.75	2/15/17	350,000	365,750
Virgin Media Finance plc		6.50	1/15/18	650,000	715,000
Vivendi SA 144A		4.75	4/12/22	750,000	739,920
Wind Acquisition Finance SpA 144A		11.75	7/15/17	3,660,000	3,037,800

					11,363,306

Wireless Telecommunication Services : 0.42%

Digicel Group Limited 144A		12.00	4/1/14	1,335,000	1,485,188
Globo Communicacoes Participacoes SA 144A		4.88	4/11/22	750,000	812,813
Telesat Canada Incorporated 144A		6.00	5/15/17	625,000	646,875

					2,944,876

Utilities : 0.26%

Electric Utilities : 0.26%

Comision Federal de Electricidad 144A		4.88	5/26/21	650,000	734,500
Eskom Holdings Limited		5.75	1/26/21	1,000,000	1,108,750

					1,843,250

Total Yankee Corporate Bonds and Notes (Cost $59,171,413)					62,167,975

		Yield		Shares

Short-Term Investments : 2.24%

Investment Companies : 2.24%

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##		0.16		15,640,267	15,640,267

Total Short-Term Investments (Cost $15,640,267)					15,640,267

Total Investments in Securities (Cost $893,947,632)*	131.96%				921,545,835

Other Assets and Liabilities, Net	(31.96)				(223,205,500)

Total Net Assets	100.00%				$698,340,335

±	Variable rate investment
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
#	Security issued on a when-issued basis.
†	Non-income earning security
(i)	Illiquid security
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
@	Foreign bond principal is denominated in local currency.
¤	Security issued in zero coupon form with no periodic interest payments.
(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.
(l)	Investment in an affiliate.

PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND

(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued securities.
*	Cost for federal income tax purposes is $900,799,591 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$38,076,864
Gross unrealized depreciation	(17,330,620)

Net unrealized appreciation	$20,746,244

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND

NOTES TO PORTFOLIO OF INVESTMENTS — JULY 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Multi-Sector Income Fund (the “Fund”).

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The loans are marked-to-market daily and the Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency securities	$0	$35,128,255	$0	$35,128,255

Asset-backed securities	0	734,391	0	734,391

Equity securities

Common stocks	430,401	0	4,644	435,045

Preferred stocks	658,260	0	0	658,260

Corporate bonds and notes	0	407,695,694	0	407,695,694

Foreign corporate bonds and notes	0	36,594,262	0	36,594,262

Foreign government bonds	0	187,226,381	0	187,226,381

Non agency mortgage-backed securities	0	44,252,124	0	44,252,124
Term loans	0	114,947,869	16,065,312	131,013,181

Yankee corporate bonds and notes	0	62,167,975	0	62,167,975
Short-term investments

Investment companies	15,640,267	0	0	15,640,267

	$16,728,928	$888,746,951	$16,069,956	$921,545,835

As of July 31, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward foreign currency contracts+	$0	$(237,717)	$0	$(237,717)

+	Forward foreign currency contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended July 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate bonds and notes	Common stocks	Term loans	Yankee corporate bonds and notes	Total
Balance as of November 01, 2011	$5,243,760	$0	$3,971,316	$191	$9,215,267

Accrued discounts (premiums)	1,956	0	33,565	0	35,521

Realized gains (losses)	(3,211)	0	1,192	0	(2,019)

Change in unrealized gains (losses)	224,139	0	87,305	0	311,144

Purchases	0	0	14,954,419	0	14,954,419

Sales	(124,713)	0	(190,458)	0	(315,171)

Transfers into Level 3	0	4,644	0	0	4,644

Transfers out of Level 3	(5,341,931)	0	(2,792,027)	(191)	(8,134,149)

Balance as of July 31, 2012	$0	$4,644	$16,065,312	$0	$16,069,656

Change in unrealized gains (losses) relating to securities still held at July 31, 2012	$0	$0	$161,711	$0	$161,711

Derivative transactions

During the nine months ended July 31, 2012, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes.

At July 31, 2012, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange Date	Counterparty	Contracts to Receive	U.S. Value at July 31, 2012	In Exchange for U.S. $	Unrealized Gains (Losses)
08/06/2012	State Street Bank	27,600,000 MYR	$8,816,688	$8,626,348	$190,340
08/06/2012	State Street Bank	28,800,000 MYR	9,200,022	9,128,368	71,654
08/29/2012	State Street Bank	42,000,000 ZAR	5,056,320	5,096,809	(40,489)
10/02/2012	State Street Bank	330,000,000 THB	10,441,585	10,298,018	143,567
10/09/2012	State Street Bank	56,400,000 MYR	17,938,075	18,057,823	(119,748)

Forward foreign currency contracts to sell:

Exchange Date	Counterparty	Contracts to Deliver	U.S. Value at July 31, 2012	In Exchange for U.S. $	Unrealized Gains (Losses)
08/06/2012	State Street Bank	56,400,000 MYR	$18,016,710	$18,117,571	$100,861
08/29/2012	State Street Bank	40,000,000 ZAR	4,815,543	4,699,557	(115,986)
08/29/2012	State Street Bank	73,000,000 ZAR	8,788,366	8,544,007	(244,359)
08/29/2012	State Street Bank	69,750,000 ZAR	8,397,103	8,251,899	(145,204)
09/28/2012	State Street Bank	19,185,000 TRY	10,591,762	10,544,279	(47,483)
10/18/2012	State Street Bank	2,700,000 EUR	3,325,275	3,294,405	(30,870)

The Fund had average contract amounts of $55,148,017 and $21,121,731 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the nine months ended July 31, 2012.

The following is a list of common abbreviations for terms and entities which may have appeared in the portfolio of investments.

ACB — Agricultural Credit Bank

ADR — American Depository Receipt

ADS — American Depository Shares

AGC-ICC — Assured Guaranty Corporation - Insured Custody Certificates

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

AUD — Australian Dollar

BAN — Bond Anticipation Notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazil Real

CAB — Capital Appreciation Bond

CAD — Canadian Dollar

CCAB — Convertible Capital Appreciation Bond

CDA — Community Development Authority

CDO — Collateralized Debt Obligation

CHF — Swiss Franc

COP — Certificate of Participation

CR — Custody Receipts

DKK — Danish Krone

DRIVER — Derivative Inverse Tax-Exempt Receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-Traded Fund

EUR — Euro

FFCB — Federal Farm Credit Bank

FGIC — Financial Guaranty Insurance Corporation

FGLMC — Federal Government Loan Mortgage Company

FHA — Federal Housing Authority

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British Pound

GDR — Global Depository Receipt

GNMA — Government National Mortgage Association

GO — General Obligation

HCFR — Healthcare Facilities Revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher Education Facilities Authority Revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IBC — Insured Bond Certificate

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial Development Revenue

IEP — Irish Pound

JPY — Japanese Yen

KRW — Republic of Korea Won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity Agreement

LLC — Limited Liability Company

LLP — Limited Liability Partnership

LOC — Letter of Credit

LP — Limited Partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multi-Family Housing Revenue

MSTR — Municipal Securities Trust Receipts

MTN — Medium Term Note

MUD — Municipal Utility District

MXN — Mexican Peso

MYR — Malaysian Ringgit

NATL-RE — National Public Finance Guarantee Corporation

NOK — Norwegian Krone

NZD — New Zealand Dollar

PCFA — Pollution Control Finance Authority

PCR — Pollution Control Revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable Floating Option Tax-Exempt Receipts

plc — Public Limited Company

PLN — Polish Zloty

PUTTER — Puttable Tax-Exempt Receipts

R&D — Research & Development

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real Estate Investment Trust

ROC — Reset Option Certificates

SAVRS — Select Auction Variable Rate Securities

SBA — Small Business Authority

SEK — Swedish Krona

SFHR — Single Family Housing Revenue

SFMR — Single Family Mortgage Revenue

SGD — Singapore Dollar

SKK — Slovakian Koruna

SPA — Standby Purchase Agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate Trading of Registered Interest and Principal

Securities

TAN — Tax Anticipation Notes

TBA — To Be Announced

TIPS — Treasury Inflation-Protected Securities

TRAN — Tax Revenue Anticipation Notes

TCR — Transferable Custody Receipts

TRY — Turkish Lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

XLCA — XL Capital Assurance

ZAR — South African Rand

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Advantage Multi-Sector Income Fund (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Multi-Sector Income Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Advantage Multi-Sector Income Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: September 24, 2012

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date: September 24, 2012